STOCKHOLDERS' DEFICIT (Details 2) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Dividend yield	0.00%	0.00%
Expected life	2 years	2 years
Minimum
Expected annual volatility	307.00%	307.00%
Discount rate	2.20%	2.20%
Estimated fair value of the Company's common stock	$ 0.125	$ 0.125
Maximum
Expected annual volatility	311.00%	311.00%
Discount rate	2.30%	2.30%
Estimated fair value of the Company's common stock	$ 0.155	$ 0.155